CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 5,117,769	$ (60,077,935)	$ 5,387,502
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Amortization of intangible assets	16,369,467	16,365,034	13,187,006
Change in fair value of contingent purchase price obligation for the acquisition of King's Gaming, Bao Li Gaming and Oriental VIP Room	(30,215,735)	60,918,569	12,445,789
Impairment of goodwill	17,757,113	0	0
Depreciation	82,961	77,224	24,284
Loss on sale of equipment	0	14,958	0
Change in assets and liabilities
Accounts Receivable	69,416	3,652,903	(2,701,407)
Markers Receivable	17,730,826	53,793,183	(740,005)
Prepaid Expenses and Other Assets	(1,075,548)	153,220	(200,340)
Deferred Offering Costs Expensed	0	0	806,786
Lines of Credit Payable	9,501,385	(10,277,075)	7,881,658
Accrued Expenses	(5,455,168)	(4,018,538)	1,815,085
Net cash provided by operating activities	29,882,486	60,601,543	37,906,358
CASH FLOW FROM INVESTING ACTIVITIES
Cash paid for Oriental VIP Room acquisition	0	0	(20,000,000)
Proceeds from the sale of equipment	0	12,895	0
Purchase of property and equipment	(2,623)	(303,819)	(126,974)
Net cash used in investing activities	(2,623)	(290,924)	(20,126,974)
CASH FLOW FROM FINANCING ACTIVITIES
Cash paid for shares repurchased	0	(4,193,554)	(5,024,760)
Professional fee payment for rights offering	0	0	(2,067,809)
Proceeds from issuance of ordinary shares	0	0	29,354,850
Payment of dividends	(1,909,712)	(1,539,260)	(8,945,377)
Proceeds from/(repayment of) shareholder loans, net	213,966	(3,196,222)	(22,161,847)
Net cash used in financing activities	(37,965,746)	(56,929,036)	(30,844,943)
Net increase (decrease) in cash and cash equivalents	(8,085,883)	3,381,583	(13,065,559)
Effect of foreign currency translation on cash	(7,957)	201,854	(15,640)
Cash and cash equivalents at beginning of period	11,146,534	7,563,097	20,644,296
Cash and cash equivalents at end of period	3,052,694	11,146,534	7,563,097
Non-cash Financing Activities
Ordinary shares issued for repayment of debt	0	0	34,197,930
Director shares issued for compensation	200,000	200,000	200,000
Oriental VIP Room [Member]
CASH FLOW FROM FINANCING ACTIVITIES
Contingent consideration paid for acquisition	(14,950,000)	(26,000,000)	0
Non-cash Investing Activities
Estimated contingent purchase price	0	0	37,816,791
Non-cash Financing Activities
Ordinary shares issued for Contingent Consideration	1,645,938	3,875,000	0
Bao Li Gaming [Member]
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Change in fair value of contingent purchase price obligation for the acquisition of King's Gaming, Bao Li Gaming and Oriental VIP Room	(5,407,770)	26,177,337
CASH FLOW FROM FINANCING ACTIVITIES
Contingent consideration paid for acquisition	(21,320,000)	(13,000,000)	(13,000,000)
Non-cash Financing Activities
Ordinary shares issued for Contingent Consideration	1,342,750	3,837,500	0
Kings Gaming [Member]
CASH FLOW FROM FINANCING ACTIVITIES
Contingent consideration paid for acquisition	$ 0	$ (9,000,000)	$ (9,000,000)